Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Accrued Liabilities

7.    Accrued Liabilities

Accrued liabilities consisted of the following for the dates indicated:

	December 31,
	2012	2013
	(in thousands)
Compensation and benefits	$1,674	$1,564
Contracted research and development	121	492
Professional services and other	191	72

	$1,986	$2,128